Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 18
Prospectus Date	rr_ProspectusDate	Jan. 29, 2025
PGIM Jennison Energy Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 31 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 52 of the Fund's Prospectus and in Rights of Accumulation on page 57 of the Fund's Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. and non-U.S. securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). Energy infrastructure companies are companies that generally own and operate assets that are used in the energy and utilities sectors, including those used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operating, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity (including renewables), or that provide energy related equipment or services. The Fund generally relies on the Global Industry Classification Standard (“GICS”) published by Standard & Poor’s (“S&P”), as it may be amended from time to time, in determining whether an issuer is an energy infrastructure company. S&P classifies companies quantitatively and qualitatively. Each company is assigned a single GICS classification according to its principal business activity. S&P uses revenues as a key factor in determining a firm's principal business activity. Earnings and market, however, are also recognized as important and relevant information for classification purposes. The Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs that qualify. The Fund’s MLP investments will include, but are not limited to: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; institutional units (“I-Units”) issued by MLP affiliates; parent companies of MLPs; shares of companies owning MLP general partnership interests and other securities representing indirect beneficial interest ownership interests in MLP common units; “C” corporations that hold significant interests in MLPs; and other equity and fixed income securities and derivative instruments, including pooled investment vehicles including but not limited to exchange-traded funds and/or mutual funds and exchange-traded products (“ETPs”), that provide exposure to MLP investments or have economic characteristics similar to MLP investments.In deciding which stocks to buy, the subadviser relies on proprietary fundamental research, focused on the discovery of quality companies with predictable and sustainable cash flows. In narrowing the investment universe, the investment team compares prospective candidates’ competitive positioning, including strategically located assets; distribution coverage ratios; organic growth opportunities; expected dividend or distribution growth; the quality of the management team; balance sheet strength; and the support of the general partner. Valuation and the investment’s degree of liquidity factor into the portfolio managers’ decision calculus, as well. The team also monitors wider industry dynamics and interacts continually with the subadviser’s Natural Resources investment professionals to gain insights into emerging trends, such as the anticipation of an acceleration or reduction in production of particular oil and gas assets or a shift in regulatory or tax policy, which could affect potential or current positions. The Fund’s investments may include equity and equity-related securities, including common stocks; nonconvertible preferred stocks; convertible securities—like bonds, corporate notes and preferred stocks—that can convert into the company’s common stock, the cash value of common stock, or some other equity security; American Depositary Receipts (“ADRs”); American Depositary Shares (“ADSs”) and other similar receipts or shares, in both listed and unlisted form and other similar securities; warrants and rights that can be exercised to obtain stocks; equity securities of real estate investment trusts (“REITs”); investments in various types of business ventures, including partnerships and joint ventures; and similar securities. The Fund intends to be taxed as a regulated investment company (“RIC”) rather than a “C” corporation, beginning with the tax year which runs from December 1, 2024 through November 30, 2025, and comply with all RIC-related restrictions including limiting its investments in qualified publicly-traded partnerships to no more than 25% of its assets, thereby avoiding taxation as a “C” corporation under the Internal Revenue Code. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.Effective December 1, 2024, the Fund’s name was changed from PGIM Jennison MLP Fund to PGIM Jennison Energy Infrastructure Fund, the Fund’s principal investment strategy, including its 80% investment policy, was revised, the Fund’s primary benchmark changed to the Alerian Midstream Energy Select Index and the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a C-Corp, under the Internal Revenue Code of 1986.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgim.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares)1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Worst Quarter:26.24%2nd Quarter 2020-45.29%1st Quarter 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-24)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2024, the Fund’s name was changed from PGIM Jennison MLP Fund to PGIM Jennison Energy Infrastructure Fund, the Fund’s principal investment strategy, including its 80% investment policy, was revised, the Fund’s primary benchmark changed to the Alerian Midstream Energy Select Index and the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company, rather than a C-Corp, under the Internal Revenue Code of 1986.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PGIM Jennison Energy Infrastructure Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
PGIM Jennison Energy Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PGIM Jennison Energy Infrastructure Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
PGIM Jennison Energy Infrastructure Fund | Energy Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy infrastructure companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may lag behind the performance of other sectors or industries or the broader market as a whole. Energy infrastructure companies are subject to specific risks, including, among others, fluctuations in commodity prices which may result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries), market conditions, weather patterns, domestic production levels, volume of imports, energy conservation, domestic and foreign governmental regulation, international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), taxation, tariffs, and the availability and costs of local, intrastate and interstate transportation methods; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy sector is highly regulated. Changes in the regulatory environment for energy companies may adversely impact their profitability. There is an inherent risk that energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Hydraulic fracturing, or “fracking,” is a technique for releasing and extracting natural gas trapped in underground shale formations. The fracking sector is facing allegations from environmentalists and some landowners that the technique may cause serious difficulties, which has led to uncertainty about the nature, extent, and cost of the environmental regulation to which it may ultimately be subject.
PGIM Jennison Energy Infrastructure Fund | Equity And Equity Related Securities Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
PGIM Jennison Energy Infrastructure Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
PGIM Jennison Energy Infrastructure Fund | Increase In Expenses Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
PGIM Jennison Energy Infrastructure Fund | Infrastructure Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Infrastructure Companies Risk. Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue. Infrastructure companies may also be affected by or subject to: ■regulation by various government authorities; ■government regulation of rates charged to customers; ■service interruption due to environmental, operational or other mishaps as well as political and social unrest; ■the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and ■general changes in market sentiment towards the assets of infrastructure companies.
PGIM Jennison Energy Infrastructure Fund | Large Shareholder And Large Scale Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
PGIM Jennison Energy Infrastructure Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
PGIM Jennison Energy Infrastructure Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser's judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
PGIM Jennison Energy Infrastructure Fund | Market Disruption And Geopolitical Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
PGIM Jennison Energy Infrastructure Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
PGIM Jennison Energy Infrastructure Fund | Master Limited Partnerships Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master Limited Partnerships Risk. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.
PGIM Jennison Energy Infrastructure Fund | Non Diversified Investment Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
PGIM Jennison Energy Infrastructure Fund | Small And Medium Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Sized Companies Risk. Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.
PGIM Jennison Energy Infrastructure Fund | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund’s investment policies involve complicated and in some cases unsettled accounting, tax and valuation issues that may result in unexpected and potentially significant consequences for the Fund and its shareholders. Tax risks associated with investments in the Fund include but are not limited to the following: MLP Tax Risk. A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. Tax Transition Risk. Because of the Fund’s investments in MLPs, it has historically not been eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). However, beginning with the tax year which runs from December 1, 2024 through November 30, 2025, the Fund intends to invest in a manner consistent with, and otherwise comply with, the requirements to allow it to elect to be treated as a RIC, thereby avoiding taxation as a C-Corp under the Internal Revenue Code. As a RIC beginning with the tax year which runs from December 1, 2024 through November 30, 2025, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In order to meet the tax requirements applicable to a RIC, the Fund will, beginning with February 28, 2025, the end of the first quarter of its first taxable year as a RIC, and as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships (generally defined as partnerships whose interests are publicly traded and that would not meet the source-of-income-requirements applicable to RICs). The Fund may be required to dispose of all or a portion of certain of its MLP investments in order to comply with the asset diversification tests required to qualify as a RIC. Such dispositions, if made during the Fund’s first taxable year as a RIC, could result in more taxable income to you than would otherwise be anticipated during the tax year. Distribution Risk. Due to the tax characterization of distributions made by MLPs, the Fund expects that a significant portion of its distributions will consist of return of capital for U.S. federal tax purposes. Additionally, to the extent that the Fund's distributions to shareholders approximately equal the distribution rate that the Fund receives from the Fund's MLP investments and the other securities in which the Fund invests, including any income (without any deduction for Fund expenses), a larger portion of the Fund's distribution to shareholders will consist of return of capital for U.S. federal tax purposes than the distributions the Fund receives from the MLPs. Generally, a fund distribution will constitute return of capital, rather than a qualified or other taxable dividend, to the extent that it exceeds the Fund's current and accumulated earnings and profits. Return of capital reduces a shareholder's adjusted cost basis in the Fund's shares, impacting the amount of any capital gains or loss realized by the shareholder upon selling the Fund's shares. Once a shareholder's adjusted cost basis has been reduced to zero (due to return of capital), any further distributions will be treated as capital gains.
PGIM Jennison Energy Infrastructure Fund | Utility Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Utility Sector Risk. The Fund is subject to risks of the utility sector, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utility sector is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility sector stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility sector is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.
PGIM Jennison Energy Infrastructure Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 690
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	2,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,324
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,248
One Year	rr_AverageAnnualReturnYear01	25.74%
Five Years	rr_AverageAnnualReturnYear05	12.50%
Ten Years	rr_AverageAnnualReturnYear10	3.36%
PGIM Jennison Energy Infrastructure Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.20%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,360
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,360
One Year	rr_AverageAnnualReturnYear01	31.28%
Five Years	rr_AverageAnnualReturnYear05	12.96%
Ten Years	rr_AverageAnnualReturnYear10	3.17%
PGIM Jennison Energy Infrastructure Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[6]
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,432
2015	rr_AnnualReturn2015	(34.35%)
2016	rr_AnnualReturn2016	25.92%
2017	rr_AnnualReturn2017	(4.35%)
2018	rr_AnnualReturn2018	(14.16%)
2019	rr_AnnualReturn2019	15.25%
2020	rr_AnnualReturn2020	(24.08%)
2021	rr_AnnualReturn2021	40.50%
2022	rr_AnnualReturn2022	20.42%
2023	rr_AnnualReturn2023	13.06%
2024	rr_AnnualReturn2024	33.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.29%)
One Year	rr_AverageAnnualReturnYear01	33.16%
Five Years	rr_AverageAnnualReturnYear05	14.10%
Ten Years	rr_AverageAnnualReturnYear10	4.23%
PGIM Jennison Energy Infrastructure Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
One Year	rr_AverageAnnualReturnYear01	33.35%
Five Years	rr_AverageAnnualReturnYear05	14.19%
Ten Years	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2018
PGIM Jennison Energy Infrastructure Fund | Return After Taxes on Distributions | Z
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.45%
Five Years	rr_AverageAnnualReturnYear05	11.26%
Ten Years	rr_AverageAnnualReturnYear10	2.87%
PGIM Jennison Energy Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Z
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.20%
Five Years	rr_AverageAnnualReturnYear05	11.04%
Ten Years	rr_AverageAnnualReturnYear10	3.19%
PGIM Jennison Energy Infrastructure Fund | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.02%
Five Years	rr_AverageAnnualReturnYear05	14.53%
Ten Years	rr_AverageAnnualReturnYear10	13.10%
SinceInception	rr_AverageAnnualReturnSinceInception	13.10%	[7]
PGIM Jennison Energy Infrastructure Fund | Alerian Midstream Energy Select Index
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.13%
Five Years	rr_AverageAnnualReturnYear05	16.31%
Ten Years	rr_AverageAnnualReturnYear10	6.90%
SinceInception	rr_AverageAnnualReturnSinceInception	11.59%	[7]
PGIM Jennison Energy Infrastructure Fund | Alerian MLP Index
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.41%
Five Years	rr_AverageAnnualReturnYear05	15.56%
Ten Years	rr_AverageAnnualReturnYear10	3.67%
SinceInception	rr_AverageAnnualReturnSinceInception	9.03%	[7]

[1]	Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through March 31, 2026, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursement to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares, and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to March 31, 2026 without the prior approval of the Fund’s Board of Trustees.
[4]	The distributor of the Fund has contractually agreed through March 31, 2026 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to March 31, 2026 without the prior approval of the Fund’s Board of Trustees.
[5]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[6]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.